LIQUIDITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash	$ 16,062,047	$ 23,716,768
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	16,312,705	11,219,851	$ 1,117,586
Working capital	12,900,000	21,500,000
Shareholders equity	9,414,353	$ 20,208,341
Major Shareholders [Member]
Shareholders equity	$ 171,874